Credit From Banking Institutions	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Credit From Banking Institutions
NOTE 9	-	CREDIT FROM BANKING INSTITUTIONS

A.	Composition:

	US dollars
	December 31,
(in thousands)	2012	2011

Revolving credit – in NIS	45	347
Current maturities of long-term loans	176	43
	221	390

B.	Lines of credit

Unutilized short-term lines of credit of the Group as of December 31, 2012, aggregated to US$ 0.5 million.

C.	Liens – see Note 12B.